Segmented Information (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Entities Reportable Segments [abstract]
Summary of Long-Lived Assets Include Non Current Contract Acquisition Assets, Property And Equipment, Right of Use Assets and Goodwill
Geographic revenue information is based on the location of the customer invoiced. Long-lived assets include non-current
contract acquisition assets, property and equipment, right
-
of
-
use assets and goodwill.

	Year ended June 30,
	June 30, 2021	June 30, 2020
Revenue
United States	$101,020	$89,719
Rest of world	17,994	12,839
Canada	1,770	2,113

	$120,784	$104,671

	June 30, 2021	June 30, 2020
Non-current assets
Canada	$10,875	$12,201
United States and rest of world	11,092	9,487

	$21,967	$21,688